Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Prepayments and accrued income	$ 8,233	$ 8,114
Settlement accounts	17,713	17,316
Cash collateral and margin receivables	42,171	59,543
Assets held for sale	3,411	299
Bullion	15,283	20,151
Endorsements and acceptances	11,229	10,278
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,668	3,448
Employee benefit assets (Note 5)	10,269	10,450
Right-of-use assets	2,985	4,002
Owned property, plant and equipment	10,255	10,412
Other accounts	14,765	12,399
Prepayments, accrued income and other assets	139,982	156,412
Loans and advances to customers
Disclosure of financial assets [line items]
Assets held for sale	2,600
Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 91,045	$ 105,469